Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenue
Mobile	$ 188,654	$ 140,889	$ 162,741
Software	90,452	40,821	144,055
Software maintenance and consulting	391,795	437,581	924,241
Total revenue	670,901	619,291	1,271,427
Operating expenses
Cost of revenue	18,600	67,137	70,875
Selling, general and administrative	677,325	768,194	999,718
Research and development	76,243	148,604	424,186
Amortization of intangible assets		3,943	8,804
Total operating expenses	772,168	987,878	1,503,583
Income (loss) from operations	(101,267)	(368,587)	(367,920)
Other income:
Gain on disposition of assets	582		66,611
Gain on settlement	9,008	5,782
Impairment of Investment	582		66,611
Interest income , net	22,229	51,273	76,063
Total other income	31,819	57,055	142,674
Income tax benefit		(148)	11,502
Income (loss) from continuing operations	(69,448)	(311,680)	(236,748)
Loss from discontinued operations
Net income (loss)	$ (69,448)	$ (311,680)	$ (236,748)
Other comprehensive income, net of tax
Foreign currency translation adjustment	$ (32,570)	$ (43,034)	$ (361,554)
Comprehensive Income	$ (102,018)	$ (354,714)	$ (598,302)
Basic and diluted income (loss) per share from continuing operations	$ (0.009)	$ (0.002)	$ (0.002)
Basic and diluted loss per share from discontinued operations	$ (.000)	$ 0.000	$ 0.000
Weighted average number of shares outstanding	7,973,352	148,774,284	139,181,715